Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at October 31, 2018	$ 2,302
AOCI as at October 1, 2019	3,729	[1]	$ 2,302
Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at October 31, 2018	(1,430)		(227)
Gains / (losses) recognized in OCI	1,965		(1,660)
Amount reclassified to net income as the hedged item affects net income	194		457
AOCI as at October 1, 2019	729		(1,430)
Active hedges	723		(567)
Discontinued hedges	6		(863)
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at October 31, 2018	(2,211)		(597)
Gains / (losses) recognized in OCI	3,127		(1,681)
Amount reclassified to net income as the hedged item affects net income	240		67
AOCI as at October 1, 2019	1,156		(2,211)
Active hedges	1,150		(1,348)
Discontinued hedges	6		(863)
Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at October 31, 2018	751		298
Gains / (losses) recognized in OCI	(1,177)		(3)
Amount reclassified to net income as the hedged item affects net income	(18)		456
AOCI as at October 1, 2019	(444)		751
Active hedges	(444)		751
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at October 31, 2018	30		72
Gains / (losses) recognized in OCI	15		24
Amount reclassified to net income as the hedged item affects net income	(28)		(66)
AOCI as at October 1, 2019	17		30
Active hedges	17		30
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at October 31, 2018	(1,791)		(1,580)
Gains / (losses) recognized in OCI	(17)		(211)
AOCI as at October 1, 2019	(1,808)		(1,791)
Active hedges	(1,808)		(1,791)
Hedged item [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at October 31, 2018	(3,221)		(1,807)
Gains / (losses) recognized in OCI	1,948		(1,871)
Amount reclassified to net income as the hedged item affects net income	194		457
AOCI as at October 1, 2019	(1,079)		(3,221)
Active hedges	(1,085)		(2,358)
Discontinued hedges	$ 6		$ (863)

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).